Advanced Series Trust
Gateway Center Three

100 Mulberry Street

Newark, New Jersey 07102

November 2, 2007

VIA EDGAR SUBMISSION

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Registration Statement on Form N-1A of Advanced Series Trust
(Securities Act File No. 33-24962 and Investment Company Act File No. 811-5186)
Post-Effective Amendment No. 65 to the Registration Statement under the Securities Act of 1933 and Amendment No. 67 to the Registration Statement under the Investment Company Act of 1940

Ladies and Gentlemen:

On behalf of Advanced Series Trust (the Registrant), pursuant to the Securities Act of 1933 (the 1933 Act) and the Investment Company Act of 1940 (the 1940 Act), transmitted herewith for filing with the Securities and Exchange Commission is Post-Effective Amendment No. 65 to the Registration Statement under the 1933 Act and Amendment No. 67 to the Registration Statement under the 1940 Act (the Amendment).

The Amendment is being filed for the purpose of adding four new series of the Registrant.  The Registrant has designated the effective date as the 75th day after the filing of the Amendment.

Please contact the undersigned at (973) 367-3161 with any comments on the Amendment.  Thank you for your assistance.

Respectfully submitted,

/s/ John P. Schwartz

John P. Schwartz
Assistant Secretary

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